Organization - Summary of Assets and Liabilities of Consolidated Trusts, ABS's and ABN Included in Consolidated Balance Sheets (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Organization [Line Items]
Finance lease receivables – current	¥ 1,661,082,122	$ 238,599,518	¥ 1,123,703,618
Other current assets	18,628,475	2,675,813	21,323,376
Total current assets	5,540,755,045	795,879,665	4,754,581,644
Finance lease receivable – non-current	1,448,958,373	208,129,848	1,282,457,409
Other non-current assets	8,415,694	1,208,839	36,687,583
Total non-current assets	3,195,819,329	459,050,723	2,546,558,560
TOTAL ASSETS	8,736,574,374	1,254,930,388	7,301,140,204
Long-term debts—current	863,418,789	124,022,349	467,194,051
Other current liabilities	31,660,944	4,547,813	31,389,562
Total current liabilities	2,909,120,070	417,868,954	1,565,380,632
Long-term borrowings	301,667,717	43,331,856	472,793,340
Total non-current liabilities	335,794,013	48,233,791	480,392,744
Total liabilities	3,244,914,083	466,102,745	2,045,773,376
Consolidated Trust, ABS's and ABN [Member]
Organization [Line Items]
Finance lease receivables – current	556,315,579	79,909,733
Other current assets	88,136,131	12,659,963
Total current assets	644,451,710	92,569,696	0
Finance lease receivable – non-current	389,666,998	55,972,162
Other non-current assets			141,534,200
Total non-current assets	389,666,998	55,972,162	141,534,200
TOTAL ASSETS	1,034,118,708	148,541,858	141,534,200
Long-term debts—current	539,153,392	77,444,539
Other current liabilities	60,727,770	8,722,998
Total current liabilities	599,881,162	86,167,537	0
Long-term borrowings	79,884,342	11,474,668	125,000,000
Total non-current liabilities	79,884,342	11,474,668	125,000,000
Total liabilities	¥ 679,765,504	$ 97,642,205	¥ 125,000,000